CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - Redeemable Non-controlling interest ₽ in Millions, $ in Millions	Redeemable Non-controlling interest RUB (₽)	Redeemable Non-controlling interest USD ($)	RUB (₽)	USD ($)
Beginning balance at Dec. 31, 2017	₽ 9,821
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	(65)
Change in redemption value of redeemable noncontrolling interests	2,951
Ending balance at Dec. 31, 2018	13,035
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	(99)		₽ (99)
Foreign currency translation adjustment			(18)
Business combination			218
Change in redemption value of redeemable noncontrolling interests	2,293
Ending balance at Dec. 31, 2019	14,246
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	51
Foreign currency translation adjustment			₽ 51	$ 0.8
Ending balance at Dec. 31, 2020	₽ 3,167	$ 42.9